UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.1%
BANK LOANS(a) — 0.1%
Chemicals — 0.1%
Eastman Chemical Co.	Baa2	1.780%	02/28/17	9,783	$ 9,766,301

Technology
Flextronics International Ltd., DD-A1B	Ba1	2.454	10/01/14	45	44,879
Flextronics International Ltd., DD-A2	Ba1	2.454	10/01/14	320	320,090
Flextronics International Ltd., DD-A3	Ba1	2.454	10/01/14	373	373,438
Flextronics International Ltd., Term A	Ba1	2.454	10/01/14	640	638,931
Flextronics International Ltd., Term A Delay	Ba1	2.454	10/01/14	63	62,546

					1,439,884

TOTAL BANK LOANS (cost $11,216,080)					11,206,185

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
Banc of America Commercial Mortgage Trust, Ser. 2005-3, Class A4	Aaa	4.668	07/10/43	12,428	13,303,366
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	8,370	8,643,615
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.618	03/11/39	10,000	11,137,580
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	12,113	12,713,156
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(a)	Aaa	5.885	12/10/49	92	92,425
Ser. 2007-C6, Class A3(a)	Aaa	5.885	12/10/49	10,000	10,337,200
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20,000	22,552,760
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	2,996	3,032,725
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2	Aaa	1.765	10/15/45	15,000	15,234,495
Commerical Mortgage Trust, Ser. 2012-CR4, Class A2	Aaa	1.801	10/15/45	3,200	3,263,894
Ser. 2013-CR6, Class A2	Aaa	2.122	03/10/46	20,000	20,580,820
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	258	258,370
DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2	Aaa	3.642	08/10/44	12,500	13,505,250
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.470	03/10/44	10,000	11,049,330
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(c)	Aaa	6.060	07/10/38	8,000	9,031,752
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4(a)	AAA(b)	5.553	04/10/38	3,510	3,880,709
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	738	748,830
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	29,715	33,690,837
Ser. 2007-GG10, Class A2(a)	Aaa	5.778	08/10/45	5,619	5,699,418
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	Aaa	4.738	07/15/42	25,000	26,711,600
Ser. 2005-LDP4, Class A4(a)	Aaa	4.918	10/15/42	14,000	14,983,892
Ser. 2007-LD11, Class A2(a)	Aaa	5.987	06/15/49	4,305	4,436,851
Ser. 2007-LD12, Class A3(a)	Aaa	6.126	02/15/51	3,324	3,496,406
Ser. 2012-C8, Class A2	AAA(b)	1.797	10/15/45	20,000	20,474,100
Ser. 2013-C10, Class A3	AAA(b)	2.682	12/15/47	22,445	22,996,227

LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739	07/15/30	15,000	16,008,315
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	1,730	1,731,306
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	413	418,803
Ser. 2005-CIP1, Class A4(a)	Aaa	5.047	07/12/38	1,218	1,323,848
Ser. 2006-C1, Class A4(a)	AAA(b)	5.873	05/12/39	15,000	16,971,345
Ser. 2006-C2, Class A4(a)	Aaa	5.597	08/12/43	10,000	11,348,170

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A3(a)	Aaa	5.172	12/12/49	14,500	16,221,150
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	6,978	7,159,721
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(a)	Aaa	5.421	03/12/44	17,999	19,822,191
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A3	AAA(b)	2.533	12/10/45	31,000	31,376,061
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	Aaa	5.734	05/15/43	10,000	11,220,270
Ser. 2006-C25, Class A5(a)	Aaa	5.734	05/15/43	10,000	11,368,280
Ser. 2006-C26, Class A3(a)	Aaa	6.011	06/15/45	10,500	11,951,216
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	7,384	7,461,431
Ser. 2006-C28, Class A4	Aaa	5.572	10/15/48	15,000	16,894,080
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	2,183	2,248,473
Ser. 2007-C33, Class A3(a)	Aaa	5.926	02/15/51	9,464	9,800,200

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $486,477,909)					485,180,468

CORPORATE BONDS — 91.1%
Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.950	06/01/14	8,500	8,861,675
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,600,558
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	2.125	08/15/16	5,520	5,737,548
Exelis, Inc., Gtd. Notes	Baa3	4.250	10/01/16	5,000	5,368,415
General Dynamics Corp., Gtd. Notes(c)	A2	1.000	11/15/17	34,600	34,359,461
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125	09/15/16	4,600	4,777,597
Martin Marietta Corp., Sr. Unsec’d. Notes(c)	Baa1	7.375	04/15/13	3,000	3,007,603
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,645,568
Sr. Unsec’d. Notes	Baa2	3.700	08/01/14	4,500	4,679,541
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	1.250	01/15/18	21,640	21,684,968
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A2	4.750	12/01/13	2,000	2,052,208
Textron, Inc., Sr. Unsec’d. Notes	Baa3	4.625	09/21/16	14,650	16,068,940
Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,535,512

					130,379,594

Airlines — 0.4%
Continental Airlines 1998-3 Class A-1 Pass-Through Trust, Pass-thru Certs., Ser. 983A	Baa2	6.820	05/01/18	6,885	7,107,125
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 983A	Baa2	6.545	02/02/19	2,758	3,047,971
Continental Airlines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	311	336,258
Pass-thru Certs., Ser. 2001-1, Class B	Ba1	7.373	12/15/15	80	83,870
Pass-thru Certs., Ser. 2010-A(c)	Baa2	4.750	01/12/21	3,231	3,546,207
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	1,730	1,912,188
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	4.750	05/07/20	10,625	11,501,563
Delta Air Lines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2010-1, Class A(c)	Baa2	6.200	07/02/18	4,506	5,136,291
Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa2	4.950	05/23/19	7,663	8,391,161

					41,062,634

Automotive — 3.5%
American Honda Finance Corp. , Sr. Unsec’d. Notes, 144A(c)	A1	1.600	02/16/18	6,055	6,127,515
Sr. Unsec’d. Notes, 144A(c)	A1	1.850	09/19/14	15,000	15,259,995
Sr. Unsec’d. Notes, 144A, MTN	A1	6.700	10/01/13	1,000	1,029,989
Unsec’d. Notes, 144A(c)	A1	1.500	09/11/17	14,700	14,823,201
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875	09/15/14	20,550	20,851,078
Gtd. Notes, 144A	A3	1.950	03/28/14	15,000	15,157,830
Gtd. Notes, 144A	A3	2.300	01/09/15	15,375	15,711,497
Gtd. Notes, 144A	A3	2.950	01/11/17	8,270	8,675,445

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	Baa3	2.375	01/16/18	14,300	14,216,345
Sr. Unsec’d. Notes(c)	Baa3	2.750	05/15/15	33,145	33,833,223
Sr. Unsec’d. Notes	Baa3	3.984	06/15/16	24,348	25,795,610
Sr. Unsec’d. Notes(c)	Baa3	4.207	04/15/16	10,930	11,635,138
Sr. Unsec’d. Notes	Baa3	5.000	05/15/18	45,956	50,616,398
Sr. Unsec’d. Notes(c)	Baa3	5.625	09/15/15	12,980	14,133,247
Sr. Unsec’d. Notes	Baa3	6.625	08/15/17	2,000	2,332,438
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	12,210	12,610,586
Gtd. Notes, 144A, MTN(c)	Baa1	3.875	03/15/16	9,100	9,772,135
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN(c)	Baa1	5.750	12/15/14	1,175	1,269,535
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	03/01/14	4,165	4,212,414
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa3	3.400	04/11/14	3,625	3,673,067
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	1.250	10/05/17	23,750	23,724,089
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.150	11/20/15	10,000	10,041,100
Gtd. Notes, 144A	A3	2.375	03/22/17	10,050	10,418,554

					325,920,429

Banking — 24.5%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A2	2.875	04/25/14	2,425	2,467,430
Gtd. Notes, 144A, MTN	A2	3.875	11/10/14	7,250	7,516,205
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	A2	3.000	01/31/14	11,150	11,323,773
American Express Co., Sr. Unsec’d. Notes	A3	7.000	03/19/18	19,920	24,873,945
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A2	2.375	03/24/17	10,000	10,456,740
Sr. Unsec’d. Notes, MTN	A2	2.750	09/15/15	35,871	37,505,713
Sr. Unsec’d. Notes, MTN	A2	2.800	09/19/16	25,650	27,159,143
Sr. Unsec’d. Notes, MTN(c)	A2	5.125	08/25/14	7,400	7,861,457
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	4,872,415
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	16,204,448
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A	Aa3	6.200	07/19/13	2,500	2,543,585
Bank of America Corp., Jr. Sub. Notes, Ser. M(a)	B1	8.125	12/29/49	10,000	11,251,570
Sr. Unsec’d. Notes, MTN(c)	Baa2	2.000	01/11/18	35,235	35,067,387
Sr. Unsec’d. Notes, MTN(c)	Baa2	3.625	03/17/16	20,000	21,215,720
Sr. Unsec’d. Notes	Baa2	4.500	04/01/15	33,165	35,142,397
Sr. Unsec’d. Notes(c)	Baa2	4.750	08/01/15	17,925	19,296,944
Sr. Unsec’d. Notes	Baa2	5.625	10/14/16	7,144	8,047,466
Sr. Unsec’d. Notes(c)	Baa2	5.750	12/01/17	30,860	35,694,466
Sr. Unsec’d. Notes	Baa2	6.000	09/01/17	47,395	55,023,083
Sr. Unsec’d. Notes(c)	Baa2	6.500	08/01/16	5,000	5,758,410
Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750	07/12/16	30,000	31,906,980
Sr. Unsec’d. Notes, Ser. L, MTN(c)	Baa2	5.650	05/01/18	5,000	5,784,035
Sub. Notes	Baa3	4.750	08/15/13	7,000	7,098,112
Sub. Notes	Baa3	5.750	08/15/16	10,000	11,151,130
Bank of America NA, Sub. Notes	Baa1	5.300	03/15/17	10,500	11,765,029
Sub. Notes	Baa1	6.000	06/15/16	10,000	11,258,770
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN(c)	Aa3	1.400	09/11/17	9,995	10,009,992
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, Ser. 001, MTN(c)	Aa3	2.950	06/18/15	5,000	5,254,420
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	Aa2	2.550	01/12/17	17,100	17,913,806
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.450	09/11/15	8,500	8,811,635
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.200	07/10/14	7,050	7,432,054
BB&T Corp., Sr. Unsec’d. Notes, MTN(c)	A2	1.450	01/12/18	16,300	16,258,598
Sr. Unsec’d. Notes, MTN	A2	1.600	08/15/17	13,300	13,429,502

Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	3.150	07/15/16	20,250	21,501,166
Sr. Unsec’d. Notes	Baa1	5.250	02/21/17	11,913	13,445,238
Sr. Unsec’d. Notes(c)	Baa1	6.750	09/15/17	32,225	38,932,344
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,173,770
Citigroup, Inc., Sr. Unsec’d. Notes(c)	Baa2	3.953	06/15/16	98,800	106,458,680
Sr. Unsec’d. Notes(c)	Baa2	4.587	12/15/15	16,190	17,549,458
Sr. Unsec’d. Notes	Baa2	4.750	05/19/15	29,925	32,100,009
Sr. Unsec’d. Notes	Baa2	5.500	04/11/13	38,815	38,872,348
Sr. Unsec’d. Notes(c)	Baa2	5.850	07/02/13	4,000	4,051,572
Sr. Unsec’d. Notes	Baa2	6.000	12/13/13	6,540	6,775,950
Sr. Unsec’d. Notes	Baa2	6.125	05/15/18	7,780	9,268,547
Sr. Unsec’d. Notes	Baa2	6.500	08/19/13	10,915	11,160,118
Sr. Unsec’d. Notes	Baa2	8.500	05/22/19	15,000	19,983,720
Sub. Notes	Baa3	4.875	05/07/15	9,750	10,395,391
Sub. Notes	Baa3	5.000	09/15/14	35,280	37,045,058
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	A1	5.000	05/15/13	400	402,100
Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/14	2,250	2,367,099
Discover Bank, Sr. Unsec’d. Notes(c)	Baa3	2.000	02/21/18	28,905	28,991,888
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	6.450	06/12/17	4,112	4,817,858
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	8,087,015
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	431,934
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A3	2.375	01/22/18	15,125	15,331,184
Sr. Unsec’d. Notes	A3	3.300	05/03/15	20,000	20,850,520
Sr. Unsec’d. Notes(c)	A3	3.625	02/07/16	51,759	54,967,696
Sr. Unsec’d. Notes	A3	4.750	07/15/13	11,000	11,131,967
Sr. Unsec’d. Notes	A3	5.150	01/15/14	15,259	15,793,340
Sr. Unsec’d. Notes(c)	A3	5.250	10/15/13	5,830	5,972,882
Sr. Unsec’d. Notes	A3	5.350	01/15/16	15,000	16,592,430
Sr. Unsec’d. Notes(c)	A3	5.950	01/18/18	36,835	42,946,037
Sr. Unsec’d. Notes, MTN	A3	6.000	05/01/14	12,500	13,175,725
Sr. Unsec’d. Notes(c)	A3	6.150	04/01/18	24,250	28,575,400
Sr. Unsec’d. Notes, Ser. G, MTN	A3	3.700	08/01/15	21,620	22,848,621
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A3	7.500	02/15/19	16,338	20,439,916
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	1.625	08/12/13	5,000	5,023,540
Sr. Notes, 144A	Aa3	3.500	06/28/15	11,893	12,581,950
Sr. Unsec’d. Notes, 144A(c)	Aa3	2.000	01/19/14	19,000	19,188,290
Sr. Unsec’d. Notes, 144A	Aa3	3.100	05/24/16	13,200	14,036,537
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.375	02/13/15	30	30,868
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	A2	1.800	01/25/18	20,500	20,608,322
Sr. Unsec’d. Notes, MTN(c)	A2	1.875	03/20/15	11,200	11,412,968
Sr. Unsec’d. Notes(c)	A2	2.000	08/15/17	18,875	19,220,111
Sr. Unsec’d. Notes	A2	2.600	01/15/16	10,000	10,386,480
Sr. Unsec’d. Notes	A2	3.150	07/05/16	48,725	51,662,387
Sr. Unsec’d. Notes(c)	A2	3.400	06/24/15	10,000	10,527,600
Sr. Unsec’d. Notes	A2	3.450	03/01/16	30,000	31,894,980
Sr. Unsec’d. Notes(c)	A2	3.700	01/20/15	23,175	24,330,737
Sr. Unsec’d. Notes(c)	A2	6.300	04/23/19	12,605	15,395,886
Sub. Notes	A3	5.125	09/15/14	52,633	55,832,244
Sub. Notes(c)	A3	5.150	10/01/15	14,600	15,984,299
Sub. Notes	A3	5.250	05/01/15	11,000	11,924,187

KeyBank NA, Sr. Unsec’d. Notes(c)	A3	1.650	02/01/18	10,425	10,519,378
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(c)	A2	4.200	03/28/17	9,975	10,946,764
Gtd. Notes, 144A, MTN	A2	4.375	01/12/15	23,900	25,230,083
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(c)	Baa2	6.875	04/25/18	5,840	7,048,997
Sub. Notes(c)	Baa3	6.050	05/16/16	12,000	13,341,372
Mizuho Corporate Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850	03/21/18	5,750	5,764,950

Morgan Stanley, Notes, Ser. G, MTN(c)	Baa1	6.625	04/01/18	15,000	17,931,030
Sr. Unsec’d. Notes(c)	Baa1	3.450	11/02/15	22,000	23,055,472
Sr. Unsec’d. Notes(c)	Baa1	3.800	04/29/16	14,000	14,852,936
Sr. Unsec’d. Notes	Baa1	4.200	11/20/14	5,000	5,233,460
Sr. Unsec’d. Notes(c)	Baa1	4.750	03/22/17	40,000	44,120,920
Sr. Unsec’d. Notes	Baa1	5.375	10/15/15	475	518,770
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.550	04/27/17	14,875	16,818,553
Sr. Unsec’d. Notes, MTN	Baa1	5.625	09/23/19	5,498	6,322,040
Sr. Unsec’d. Notes, MTN	Baa1	5.750	10/18/16	20,272	22,855,585
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.000	04/28/15	9,590	10,446,243
Sr. Unsec’d. Notes, Ser. G, MTN(c)	Baa1	4.000	07/24/15	17,000	17,942,123
Sr. Unsec’d. Notes, Ser. G, MTN(c)	Baa1	4.100	01/26/15	18,345	19,152,639
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	6.000	05/13/14	25,614	26,997,079
Sub. Notes(c)	Baa2	4.750	04/01/14	10,000	10,338,350
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,361,420
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(c)	Aa3	3.125	03/20/17	15,400	16,283,960
Sr. Unsec’d. Notes, 144A, MTN	Aa3	3.700	11/13/14	7,900	8,272,991
PNC Funding Corp., Gtd. Notes(c)	A3	2.700	09/19/16	21,950	23,108,433
Gtd. Notes	A3	3.000	05/19/14	5,575	5,733,704
Gtd. Notes	A3	3.625	02/08/15	4,575	4,817,022
Gtd. Notes	Baa1	5.250	11/15/15	17,056	18,878,451
Gtd. Notes	A3	5.400	06/10/14	3,630	3,832,202
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200	05/13/14	3,850	4,005,925
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes(c)	A3	4.375	03/16/16	25,847	28,130,918
Gtd. Notes, 144A	A3	4.875	08/25/14	5,250	5,500,582
Gtd. Notes	A3	4.875	03/16/15	10,000	10,722,040
Sr. Unsec’d. Notes(c)	Baa1	2.550	09/18/15	4,135	4,249,908
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000	09/24/15	5,580	5,721,425
Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	3,055	3,266,941
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(c)	A2	3.200	05/12/16	10,000	10,572,500
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	Aa3	1.500	01/18/18	20,270	20,255,852
Gtd. Notes	Aa3	1.800	07/18/17	19,221	19,576,300
Sr. Unsec’d. Notes, 144A(c)	Aa3	2.150	07/22/13	9,500	9,537,487
Svenska Handelsbanken AB (Sweden), Gtd. Notes(c)	Aa3	2.875	04/04/17	5,000	5,279,105
Sr. Unsec’d. Notes, 144A	Aa3	4.875	06/10/14	2,500	2,625,923
UBS AG (Switzerland), Notes, MTN	A2	3.875	01/15/15	1,453	1,533,912
US Bancorp, Jr. Sub. Notes	A3	3.442	02/01/16	10,000	10,643,280
Sr. Unsec’d. Notes, MTN	A1	2.200	11/15/16	20,200	21,078,922
US Bank NA, Sub. Notes	A1	6.300	02/04/14	665	697,390
Wachovia Bank NA, Sub. Notes, MTN	A1	4.800	11/01/14	10,700	11,373,832
Sub. Notes	A1	4.875	02/01/15	47,675	51,033,704
Sub. Notes	A1	6.000	11/15/17	12,525	14,952,470
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.500	05/01/13	4,100	4,116,815
Sub. Notes	A3	5.250	08/01/14	7,650	8,093,807
Wells Fargo & Co., Sr. Unsec’d. Notes(a)(c)	A2	0.501	10/28/15	19,650	19,575,153
Sr. Unsec’d. Notes(c)	A2	1.500	01/16/18	20,260	20,217,879
Sr. Unsec’d. Notes	A2	2.625	12/15/16	12,325	12,952,232
Sr. Unsec’d. Notes	A2	3.676	06/15/16	26,650	28,816,991
Sub. Notes	A3	5.000	11/15/14	29,200	31,079,808

					2,319,170,755

Brokerage — 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	1.375	06/01/15	13,000	13,222,742

Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	0.850	12/04/15	20,000	20,081,280
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)(f)	NR	5.625	01/24/13	1,000	267,500
Sr. Unsec’d. Notes, MTN(e)(f)	NR	6.000	07/19/12	900	240,750
Sr. Unsec’d. Notes, MTN(e)(f)	NR	6.875	02/06/12	1,520	406,600
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000	09/13/16	6,900	6,883,074

					41,101,946

Building Materials & Construction — 0.2%
CRH America, Inc., Gtd. Notes	Baa2	5.300	10/15/13	2,000	2,046,068
DR Horton, Inc., Gtd. Notes(c)	Ba2	3.625	02/15/18	11,000	11,096,250
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	6.375	01/15/16	5,239	5,848,034

					18,990,352

Cable — 2.0%
Comcast Corp., Gtd. Notes	A3	4.950	06/15/16	11,860	13,353,992
Gtd. Notes	A3	5.900	03/15/16	10,617	12,147,536
Gtd. Notes	A3	6.500	01/15/17	8,673	10,366,238
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(g)	Baa2	4.625	06/01/13	1,950	1,963,316
Sr. Unsec’d. Notes (original cost $1,049,828; purchased 01/29/09)(d)(g)	Baa2	5.450	12/15/14	1,132	1,222,576
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(d)(g)	Baa2	5.500	10/01/15	4,000	4,458,540
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(c)	Baa2	1.750	01/15/18	14,900	14,727,369
Gtd. Notes(c)	Baa2	2.400	03/15/17	14,850	15,231,096
Gtd. Notes	Baa2	3.500	03/01/16	23,450	24,902,282
Gtd. Notes(c)	Baa2	3.550	03/15/15	1,560	1,633,034
Gtd. Notes	Baa2	4.750	10/01/14	15,685	16,592,440
Echostar DBS Corp., Gtd. Notes(c)	Ba2	6.625	10/01/14	10,400	11,063,000
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	3.500	02/01/15	6,600	6,901,231
Gtd. Notes	Baa2	5.850	05/01/17	8,978	10,426,250
Gtd. Notes	Baa2	6.750	07/01/18	6,442	7,927,345
Gtd. Notes	Baa2	7.500	04/01/14	3,870	4,127,278
Gtd. Notes	Baa2	8.250	02/14/14	17,095	18,184,960
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125	04/15/18	8,700	9,140,438

					184,368,921

Capital Goods — 3.4%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625	05/08/17	8,490	8,608,223
ADT Corp. (The), Sr. Unsec’d. Notes, 144A(c)	Baa2	2.250	07/15/17	16,575	16,638,847
BAA Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	A-(b)	2.500	06/25/15	10,000	10,296,900
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	10,390	10,639,360
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes(h)	A2	2.050	08/01/16	36,150	37,504,902
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A2	1.250	11/06/17	14,485	14,513,984
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	1.500	06/26/17	16,225	16,468,862

Danaher Corp., Sr. Unsec’d. Notes	A2	2.300	06/23/16	9,475	9,940,403
Eaton Corp., Gtd. Notes, 144A(c)	Baa1	1.500	11/02/17	12,250	12,285,145
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,205,440
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(d)(g)	Baa1	1.400	04/15/16	2,975	2,992,315
Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(g)	Baa1	2.250	01/10/14	5,450	5,514,010

Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(g)	Baa1	2.750	07/01/13	3,335	3,352,699
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(d)(g)	Baa1	2.750	03/15/17	3,520	3,666,773
Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)(d)(g)	Baa1	5.600	05/01/15	10,000	10,948,710
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(g)	Baa1	5.900	11/15/15	1,000	1,120,811
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(g)	Baa1	6.375	10/15/17	1,011	1,216,125
Federal Express Corp. 2012 Pass-Through Trust, Pass-thru Certs., 144A	A3	2.625	01/15/18	10,221	10,452,345
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,090,172
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000	01/13/17	11,475	11,879,815
Sr. Unsec’d. Notes, MTN	A2	2.250	06/07/16	16,340	17,053,535
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	5,059,630
Unsec’d. Notes(c)	A2	1.200	10/10/17	10,545	10,565,826
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $1,924,249; purchased 07/10/12)(d)(g)	Baa3	2.500	07/11/14	1,925	1,955,357
Sr. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(d)(g)	Baa3	2.500	03/15/16	10,050	10,293,773
Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12-05/09/12)(d)(g)	Baa3	3.125	05/11/15	8,500	8,794,840
Pentair Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	1.350	12/01/15	7,750	7,760,873
Roper Industries, Inc., Sr. Unsec’d. Notes	Baa2	1.850	11/15/17	6,770	6,825,392
SPX Corp., Gtd. Notes	Ba2	7.625	12/15/14	7,850	8,556,500
Timken Co., Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,835,317
Tyco Flow Control International Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	1.875	09/15/17	4,100	4,099,983
Tyco International Finance SA (Luxembourg), Gtd. Notes	A3	3.375	10/15/15	358	376,948
United Technologies Corp., Sr. Unsec’d. Notes(c)	A2	1.800	06/01/17	13,490	13,914,760
Waste Management, Inc., Gtd. Notes	Baa3	2.600	09/01/16	11,133	11,669,889
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,104,664
Xylem, Inc., Gtd. Notes	Baa2	3.550	09/20/16	20,030	21,359,111

					325,562,239

Chemicals — 1.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875	04/15/18	15,000	15,187,500
Cabot Corp., Sr. Unsec’d. Notes	Baa2	2.550	01/15/18	19,425	19,967,987
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.900	02/15/15	21,120	23,084,160
Sr. Unsec’d. Notes	Baa2	8.550	05/15/19	15,000	20,162,535

Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	2.400	06/01/17	8,770	9,103,365
Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,147,350
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	1.450	12/08/17	15,600	15,491,299
Sr. Unsec’d. Notes	Baa1	3.000	12/08/16	21,965	23,348,158
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	6,963,835
Lubrizol Corp., Gtd. Notes	Aa2	5.500	10/01/14	5,860	6,296,060
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	05/15/14	3,800	3,989,164
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,785,903
Rohm & Haas Co., Sr. Unsec’d. Notes	Baa2	6.000	09/15/17	7,273	8,541,259
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	A3	1.350	12/15/17	13,325	13,376,448

					174,445,023

Consumer — 1.5%
Amazon.com, Inc., Sr. Unsec’d. Notes	Baa1	1.200	11/29/17	21,545	21,433,375
Colgate-Palmolive Co., Sr. Unsec’d. Notes, MTN	Aa3	1.300	01/15/17	23,375	23,761,342
eBay, Inc., Sr. Unsec’d. Notes(c)	A2	1.350	07/15/17	4,585	4,635,696
Mattel, Inc., Sr. Unsec’d. Notes	Baa1	2.500	11/01/16	4,000	4,170,964
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.000	06/15/15	3,425	3,484,592
Sr. Unsec’d. Notes(c)	Baa3	2.050	12/01/17	7,090	7,129,257
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,107,646
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	BB-(b)	10.875	04/15/16	7,216	7,630,992
Unilever Capital Corp., Gtd. Notes(c)	A1	0.850	08/02/17	34,600	34,338,909
VF Corp., Sr. Unsec’d. Notes	A3	5.950	11/01/17	15,915	18,947,317
Western Union Co. (The), Sr. Unsec’d. Notes	Baa1	2.375	12/10/15	7,750	7,887,516
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,242,202

					138,769,808

Electric — 5.2%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	2,000	2,105,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,096,206
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	8,692	9,385,152
American Electric Power Co., Inc., Sr. Unsec’d. Notes(c)	Baa2	1.650	12/15/17	19,295	19,360,121
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.125	07/01/13	950	962,978
CenterPoint Energy, Inc., Sr. Unsec’d. Notes(c)	Baa3	5.950	02/01/17	12,400	14,407,225
Sr. Unsec’d. Notes, Ser. B	Baa3	6.850	06/01/15	5,157	5,794,844
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,411,454
CMS Energy Corp., Sr. Unsec’d. Notes	Baa3	2.750	05/15/14	27,600	28,057,470
Sr. Unsec’d. Notes	Baa3	4.250	09/30/15	25,144	26,991,430
Sr. Unsec’d. Notes	Baa3	6.550	07/17/17	5,000	5,974,745
Commonwealth Edison Co., First Mtge. Bonds	A3	1.950	09/01/16	10,325	10,694,005
First Mtge. Bonds	A3	4.700	04/15/15	10,000	10,806,990
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550	04/01/14	2,500	2,617,387
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,073,674
Detroit Edison Co. (The), Sr. Sec’d. Notes	A1	6.400	10/01/13	1,000	1,028,369
Dominion Resources, Inc., Sr. Unsec’d. Notes(c)	Baa2	1.950	08/15/16	10,100	10,415,474
Sr. Unsec’d. Notes	Baa2	2.250	09/01/15	5,000	5,173,260
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa1	0.987	06/03/13	5,800	5,805,522
Sr. Unsec’d. Notes	Baa1	7.625	05/15/14	1,550	1,667,422

Duke Energy Carolinas LLC, First Mtge. Bonds	A1	1.750	12/15/16	4,050	4,174,380
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625	08/15/17	17,455	17,609,581
Sr. Unsec’d. Notes	Baa2	2.150	11/15/16	30,080	31,083,920
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,230,595
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,717,434
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	17,850	18,673,403

ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	3.875	10/07/14	15,080	15,499,691
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625	09/15/15	2,500	2,612,165
Sr. Unsec’d. Notes(c)	Baa3	4.700	01/15/17	7,460	8,146,014
Entergy Louisiana LLC, First Mtge. Bonds	A3	1.875	12/15/14	3,545	3,617,318
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,606,974
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900	06/15/15	11,718	12,684,126
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. A	Baa3	2.750	03/15/18	10,850	10,972,855
FirstEnergy Solutions Corp., Gtd. Notes	Baa3	4.800	02/15/15	4,200	4,527,251
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,350,373
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	Baa1	3.800	09/11/14	11,025	11,352,222
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300	06/15/15	3,200	3,361,446
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125	11/15/15	17,800	18,220,009
National Rural Utilities Cooperative Finance Corp., Collateral Trust	A1	1.000	02/02/15	5,300	5,350,551
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa1	5.875	01/15/15	23,350	25,445,522
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200	06/01/15	5,480	5,521,440
Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,616,355
Gtd. Notes	Baa1	5.350	06/15/13	705	711,735
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,936,936
Ohio Power Co., Sr. Unsec’d. Notes, Ser. K	Baa1	6.000	06/01/16	10,366	11,868,490
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375	01/15/15	3,000	3,283,353
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	14,003,294
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,856,923
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	2.700	10/01/15	5,100	5,287,950
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,571,914
PSEG Power LLC, Gtd. Notes	Baa1	2.750	09/15/16	16,085	16,728,706
Southern California Edison Co., 1st Ref. Mort.	A1	5.750	03/15/14	2,425	2,540,740
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	1.950	09/01/16	20,455	21,116,167
Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,557,521
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Ser. D	Baa3	4.900	07/01/15	6,811	7,242,824
TECO Finance, Inc., Gtd. Notes	Baa2	4.000	03/15/16	4,000	4,299,020
Gtd. Notes, MTN	Baa2	6.572	11/01/17	2,000	2,412,170
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	4.750	01/15/15	3,860	4,073,655

Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	457,494

					496,151,245

Energy - Integrated — 2.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	A2	1.375	11/06/17	12,850	12,867,065
Gtd. Notes(c)	A2	1.846	05/05/17	10,050	10,302,174
Gtd. Notes(c)	A2	2.248	11/01/16	16,600	17,270,275
Gtd. Notes	A2	3.125	10/01/15	13,125	13,858,425
Gtd. Notes	A2	3.200	03/11/16	8,375	8,921,335
Gtd. Notes	A2	3.875	03/10/15	15,983	16,945,656

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	26,200	27,588,390
Chevron Corp., Sr. Unsec’d. Notes	Aa1	1.104	12/05/17	4,895	4,899,146
ConocoPhillips, Gtd. Notes	A1	4.600	01/15/15	2,300	2,463,953
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,404,556
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,181,511
PC Financial Partnership, Gtd. Notes	Baa1	5.000	11/15/14	1,598	1,703,812
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa1	4.000	07/15/13	4,000	4,039,500
Shell International Finance BV (Netherlands), Gtd. Notes(c)	Aa1	1.125	08/21/17	22,490	22,576,474
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100	06/01/18	10,718	12,964,750
Total Capital International SA (France), Gtd. Notes	Aa1	1.500	02/17/17	25,245	25,679,694
Total Capital SA (France), Gtd. Notes	Aa1	3.000	06/24/15	10,000	10,512,800

					205,179,516

Energy — Other — 2.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950	09/15/16	41,620	47,909,073
Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	8,445	10,080,053
Sr. Unsec’d. Notes(c)	Baa3	7.625	03/15/14	9,500	10,104,238
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.217	06/02/14	15,425	15,511,982
Sr. Unsec’d. Notes	Baa1	1.600	04/30/15	3,615	3,648,547
Sr. Unsec’d. Notes	Baa1	6.375	07/15/18	4,309	5,176,488
Devon Energy Corp., Sr. Unsec’d. Notes(c)	Baa1	1.875	05/15/17	10,105	10,203,221
Sr. Unsec’d. Notes	Baa1	2.400	07/15/16	2,000	2,072,942
Sr. Unsec’d. Notes	Baa1	5.625	01/15/14	9,843	10,227,586
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	5,780,289
Marathon Petroleum Corp., Sr. Unsec’d. Notes(c)	Baa2	3.500	03/01/16	4,300	4,594,331
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150	02/15/18	11,805	13,422,226
National Oilwell Varco, Inc., Sr. Unsec’d. Notes(c)	A2	1.350	12/01/17	5,360	5,382,957
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa2	2.500	03/15/17	3,095	3,182,607
Occidental Petroleum Corp., Sr. Unsec’d. Notes(c)	A1	1.750	02/15/17	17,285	17,772,091
Phillips 66, Gtd. Notes	Baa1	2.950	05/01/17	6,430	6,814,456
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.650	03/15/17	5,250	6,160,675
Sr. Unsec’d. Notes	Baa3	6.875	05/01/18	19,140	23,318,607
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.250	08/01/17	7,430	7,412,822
Gtd. Notes, 144A(c)	A1	1.950	09/14/16	9,210	9,504,462
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500	10/15/17	3,445	3,488,597
Gtd. Notes	Baa3	5.050	12/15/16	14,050	15,610,913
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,295,827
Weatherford International, Inc., Gtd. Notes	Baa2	6.350	06/15/17	10,350	11,868,800

Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,065,944

					259,609,734

Foods — 5.0%
Anheuser-Busch Cos. LLC, Gtd. Notes	A3	5.050	10/15/16	6,215	7,069,482
Anheuser-Busch InBev Finance, Inc., Gtd. Notes(c)	A3	1.250	01/17/18	10,550	10,532,856

Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	1.375	07/15/17	31,050	31,308,522
Gtd. Notes	A3	1.500	07/14/14	6,450	6,524,252
Gtd. Notes(h)	A3	5.375	11/15/14	33,000	35,455,464
Beam, Inc., Sr. Unsec’d. Notes	Baa2	1.875	05/15/17	8,465	8,620,138
Sr. Unsec’d. Notes	Baa2	6.375	06/15/14	404	430,103
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,497,347
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,594,110
Gtd. Notes	Baa2	5.875	05/15/13	11,325	11,384,927
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(d)(g)	A2	1.900	03/01/17	8,100	8,230,321
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	10,284,850
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	AA-(b)	4.250	03/01/15	3,230	3,450,732
Sr. Unsec’d. Notes	AA-(b)	7.375	03/03/14	1,000	1,059,921
ConAgra Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	1.900	01/25/18	13,195	13,325,446
Sr. Unsec’d. Notes	Baa2	2.100	03/15/18	12,275	12,486,596
Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,300,174
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	1.500	05/11/17	9,235	9,362,360
Gtd. Notes	A3	7.375	01/15/14	8,500	8,943,428
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900	01/15/16	14,744	15,546,796
Gtd. Notes	Baa1	6.120	05/01/13	1,000	1,004,414
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,086,305
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,231,492
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	2.000	09/12/16	6,000	6,071,250
Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,111,000
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	1.400	10/01/17	16,325	16,250,770
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	575,069
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $5,743,750; purchased 01/30/12)(d)(g)	Ba3	11.625	05/01/14	5,000	5,537,500
Kellogg Co., Sr. Unsec’d. Notes	Baa1	1.125	05/15/15	11,250	11,355,964
Sr. Unsec’d. Notes	Baa1	1.750	05/17/17	4,925	5,022,619
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(c)	Baa2	2.250	06/05/17	10,720	11,121,110
Sr. Unsec’d. Notes	Baa2	6.125	08/23/18	11,431	13,903,240
Kroger Co. (The), Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,574,458
Gtd. Notes	Baa2	6.400	08/15/17	9,800	11,705,198
Gtd. Notes(c)	Baa2	7.500	01/15/14	9,385	9,886,656
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,172,511
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,845,677
Molson Coors Brewing Co., Gtd. Notes(c)	Baa2	2.000	05/01/17	10,975	11,232,869

Mondelez International, Inc., Sr. Unsec’d. Notes(c)	Baa2	4.125	02/09/16	10,250	11,158,570
Sr. Unsec’d. Notes	Baa2	5.250	10/01/13	15,750	16,111,352
Sr. Unsec’d. Notes(c)	Baa2	6.500	08/11/17	14,463	17,463,292
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,052,056
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,019,969
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,034,210
SABMiller Holdings, Inc., Gtd. Notes, 144A(c)	Baa1	2.450	01/15/17	30,990	32,260,373
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,672,804

Safeway, Inc., Sr. Unsec’d. Notes	Baa3	6.250	03/15/14	4,020	4,216,429
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	2.000	12/05/14	11,350	11,559,737
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600	04/01/16	11,050	12,657,731
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550	09/22/15	6,810	7,059,035
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	10,345	11,121,144
Sr. Unsec’d. Notes	Baa3	6.250	04/15/16	5,300	6,053,273

					471,535,902

Gaming
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B1	8.625	08/01/17	2,500	2,653,125

Healthcare & Pharmaceutical — 6.6%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	1.750	11/06/17	39,375	39,853,839
Gtd. Notes, 144A	Baa1	2.000	11/06/18	15,000	15,178,800
Actavis, Inc., Sr. Unsec’d. Notes(c)	Baa3	1.875	10/01/17	14,010	14,173,385
Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,219,632
Allergan, Inc., Sr. Unsec’d. Notes	A3	5.750	04/01/16	15,900	18,201,763
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	1.875	11/15/14	7,000	7,138,117
Sr. Unsec’d. Notes(c)	Baa1	2.125	05/15/17	26,975	27,858,593
Sr. Unsec’d. Notes	Baa1	2.300	06/15/16	23,775	24,742,761
Sr. Unsec’d. Notes	Baa1	6.150	06/01/18	6,000	7,295,568
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900	09/15/17	10,000	12,004,000
Baxter International, Inc., Sr. Unsec’d. Notes(c)	A3	1.850	01/15/17	6,765	6,933,448
Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,053,302
Becton Dickinson and Co., Sr. Unsec’d. Notes	A3	1.750	11/08/16	13,915	14,290,761
Boston Scientific Corp., Sr. Unsec’d. Notes	Baa3	4.500	01/15/15	23,642	25,080,687
Sr. Unsec’d. Notes	Baa3	5.450	06/15/14	9,870	10,385,619
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	1.700	03/15/18	9,455	9,425,879
Sr. Unsec’d. Notes	Baa2	1.900	06/15/17	8,050	8,172,288
Sr. Unsec’d. Notes	Baa2	5.500	06/15/13	3,250	3,281,973
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	16,475	17,381,092
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900	08/15/17	5,555	5,640,280
Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	7,096,904
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	1.350	05/29/15	11,020	11,178,655
CR Bard, Inc., Sr. Unsec’d. Notes	A3	1.375	01/15/18	11,225	11,209,285
Express Scripts Holding Co., Gtd. Notes	Baa3	2.100	02/12/15	6,675	6,819,020
Gtd. Notes(c)	Baa3	2.650	02/15/17	14,467	15,153,575
Gtd. Notes(c)	Baa3	3.125	05/15/16	7,300	7,711,530
Gtd. Notes	Baa3	3.500	11/15/16	18,110	19,510,301

Genzyme Corp., Gtd. Notes	A1	3.625	06/15/15	7,200	7,675,913
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	2.400	12/01/14	5,840	6,001,102
Sr. Unsec’d. Notes(c)	Baa1	3.050	12/01/16	19,700	21,086,328
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500	05/08/17	24,125	24,534,835
GlaxoSmithKline Capital, Inc., Gtd. Notes(c)	A1	0.700	03/18/16	22,810	22,813,992
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.900	06/15/14	5,420	5,726,772
Sr. Unsec’d. Notes, Ser. G, MTN	Baa3	6.400	05/15/15	2,200	2,421,487

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	2.200	08/23/17	14,785	14,948,966
Sr. Unsec’d. Notes	Baa2	5.625	12/15/15	4,372	4,884,495
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	3.500	01/15/16	14,150	14,768,454
Sr. Unsec’d. Notes	Baa3	4.400	03/01/15	4,500	4,745,731
McKesson Corp., Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,475,701
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,214,844
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,497,900
Sr. Unsec’d. Notes	Baa3	7.125	03/15/18	2,810	3,477,232
Medtronic, Inc., Sr. Unsec’d. Notes	A2	4.500	03/15/14	1,000	1,037,412
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000	03/01/19	18,650	23,194,968
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes	A1	2.625	03/29/16	9,380	9,874,889
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750	07/15/14	4,700	4,889,198
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000	09/30/16	8,085	8,388,891
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.400	11/10/16	18,420	19,243,374
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250	08/15/16	33,005	34,173,740
Sr. Unsec’d. Notes(c)	Baa1	3.200	03/01/16	6,385	6,767,321
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	1.150	02/01/16	4,850	4,862,920
Sr. Unsec’d. Notes, 144A(c)	Baa2	1.875	02/01/18	10,650	10,718,660

					620,416,182

Healthcare Insurance — 2.2%
Aetna, Inc., Sr. Unsec’d. Notes(c)	Baa1	1.500	11/15/17	3,000	3,007,209
Sr. Unsec’d. Notes	Baa1	1.750	05/15/17	10,655	10,836,476
Sr. Unsec’d. Notes(c)	Baa1	6.000	06/15/16	20,370	23,462,023
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	2.750	11/15/16	20,415	21,550,870
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	19,180	22,237,350
Sr. Unsec’d. Notes	Baa3	6.300	08/15/14	10,575	11,307,298
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	4,038,241
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	1.400	10/15/17	4,750	4,784,442
Sr. Unsec’d. Notes(c)	A3	1.875	11/15/16	7,350	7,590,058
Sr. Unsec’d. Notes	A3	4.875	04/01/13	4,150	4,150,461
Sr. Unsec’d. Notes	A3	5.375	03/15/16	23,015	25,931,783
Sr. Unsec’d. Notes	A3	6.000	02/15/18	15,075	18,227,318
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.875	01/15/18	41,195	41,722,626
Sr. Unsec’d. Notes	Baa2	6.000	02/15/14	12,833	13,430,325

					212,276,480

Insurance — 2.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	5,090	6,053,074
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,018,362
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,856,795

American International Group, Inc., Sr. Unsec’d. Notes	Baa1	3.650	01/15/14	6,845	7,004,619
Sr. Unsec’d. Notes	Baa1	3.800	03/22/17	28,700	31,055,553
Sr. Unsec’d. Notes	Baa1	4.250	05/15/13	4,500	4,519,945
Sr. Unsec’d. Notes	Baa1	4.875	09/15/16	14,225	15,829,722
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15	5,000	5,477,370
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,840,745
AON Corp., Gtd. Notes	Baa2	3.500	09/30/15	7,315	7,736,790
Sr. Unsec’d. Notes(c)	Baa2	3.125	05/27/16	4,665	4,926,287
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,517,985

Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	5,058,194
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000	03/30/15	16,425	17,358,794
Sr. Unsec’d. Notes	Baa3	4.000	10/15/17	7,500	8,306,580
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,141,348
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,650,867
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300	06/15/15	7,135	7,640,165
Sr. Unsec’d. Notes	Baa2	4.750	02/15/14	3,255	3,367,102
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,129,545
MetLife, Inc., Sr. Unsec’d. Notes(c)	A3	1.756	12/15/17	12,125	12,273,883
Sr. Unsec’d. Notes	A3	2.375	02/06/14	8,730	8,869,174
Sr. Unsec’d. Notes	A3	5.000	06/15/15	5,000	5,445,965
Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,587,999
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(c)	Aa3	1.500	01/10/18	18,310	18,389,850
Sr. Sec’d. Notes, 144A	Aa3	2.500	09/29/15	6,645	6,906,255
Sr. Sec’d. Notes, 144A(c)	Aa3	5.125	04/10/13	9,500	9,511,966
New York Life Global Funding, Sr. Sec’d. Notes, 144A(c)	Aaa	3.000	05/04/15	1,275	1,340,082
Principal Financial Group, Inc., Gtd. Notes(c)	A3	1.850	11/15/17	5,995	6,057,396
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	501,527
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,320,638
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125	03/15/16	4,065	4,319,156
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,647,275

					238,661,008

Lodging — 1.3%
Carnival Corp. (Panama), Gtd. Notes	A3	1.875	12/15/17	16,690	16,742,223
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	15,350	16,079,662
Sr. Unsec’d. Notes	Baa2	5.810	11/10/15	22,840	25,189,528
Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	9,400	11,046,372
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Baa2	7.375	11/15/15	16,528	19,085,890
Sr. Unsec’d. Notes	Baa2	6.750	05/15/18	3,000	3,641,652
Sr. Unsec’d. Notes	Baa2	7.150	12/01/19	10,218	12,912,078
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500	03/01/18	4,190	4,213,724
Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	13,875	14,278,180

					123,189,309

Media & Entertainment — 2.6%
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	4,400	4,730,000
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100	02/15/18	10,000	11,838,480
CBS Corp., Gtd. Notes(c)	Baa2	1.950	07/01/17	4,065	4,132,345
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	8,000	8,620,000
NBC Universal Media LLC, Sr. Unsec’d. Notes	A3	2.100	04/01/14	7,830	7,938,445
Sr. Unsec’d. Notes(c)	A3	2.875	04/01/16	15,637	16,474,174
Sr. Unsec’d. Notes	A3	3.650	04/30/15	22,785	24,135,080
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974	04/15/19	13,525	13,562,424
News America Holdings, Inc., Gtd. Notes	Baa1	8.000	10/17/16	30,452	37,386,347
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	3,000	3,232,500

Time Warner, Inc., Gtd. Notes	Baa2	3.150	07/15/15	13,200	13,901,606
Gtd. Notes	Baa2	5.875	11/15/16	31,037	36,092,244
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	1.250	02/27/15	9,250	9,315,028
Sr. Unsec’d. Notes	Baa1	2.500	12/15/16	9,025	9,403,581
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,516,081
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	16,850	17,717,623
Sr. Unsec’d. Notes(c)	Baa1	6.250	04/30/16	9,660	11,095,408
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN(c)	A2	1.100	12/01/17	7,325	7,319,997

					241,411,363

Metals — 2.0%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150	09/27/13	875	879,812
Gtd. Notes, 144A(c)	Baa1	9.375	04/08/14	5,080	5,484,261
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Ba1	4.250	03/01/16	6,330	6,560,678
Sr. Unsec’d. Notes	Ba1	5.375	06/01/13	10,300	10,364,890
Sr. Unsec’d. Notes	Ba1	9.500	02/15/15	2,395	2,706,350
Barrick Gold Financeco LLC, Gtd. Notes, Ser. G, MTN	Baa1	6.125	09/15/13	10,130	10,373,161
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	1.625	02/24/17	14,645	14,906,150
Gtd. Notes	A1	1.875	11/21/16	17,250	17,790,926
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000	11/01/15	6,000	6,285,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150	03/01/17	11,150	11,281,893
Sr. Unsec’d. Notes, 144A(c)	Baa3	2.375	03/15/18	595	597,486
Nucor Corp., Sr. Unsec’d. Notes	A3	5.000	06/01/13	750	755,589
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(b)	4.500	05/15/13	8,200	8,234,002
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	2.250	09/20/16	2,108	2,186,839
Gtd. Notes(c)	A3	2.500	05/20/16	4,235	4,421,340
Gtd. Notes	A3	8.950	05/01/14	26,975	29,345,887
Teck Resources Ltd. (Canada), Gtd. Notes(c)	Baa2	2.500	02/01/18	16,275	16,426,390
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800	10/23/15	7,825	7,913,923
Gtd. Notes, 144A(c)	Baa2	2.450	10/25/17	7,880	7,987,278
Gtd. Notes, 144A(c)	Baa2	2.850	11/10/14	23,375	23,956,804

					188,458,659

Non-Captive Finance — 3.7%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(c)	Ba3	4.750	02/15/15	10,000	10,475,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(c)	A1	1.000	01/08/16	49,875	49,896,546
Sr. Unsec’d. Notes	A1	1.625	07/02/15	25,000	25,426,875
Sr. Unsec’d. Notes(c)	A1	2.100	01/07/14	10,000	10,131,050
Sr. Unsec’d. Notes	A1	2.250	11/09/15	10,500	10,859,026
Sr. Unsec’d. Notes, MTN	A1	2.300	04/27/17	25,350	26,233,447
Sr. Unsec’d. Notes, MTN	A1	3.350	10/17/16	44,558	47,844,910
Sr. Unsec’d. Notes, MTN(c)	A1	4.875	03/04/15	16,700	18,014,908
Sr. Unsec’d. Notes	A1	5.900	05/13/14	16,000	16,953,088

Sr. Unsec’d. Notes, Ser. G, MTN(c)	A1	1.600	11/20/17	9,500	9,535,920
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A1	5.625	05/01/18	37,626	44,529,242
Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000	08/07/19	10,000	12,140,650
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500	09/01/14	1,910	2,034,150
Sr. Unsec’d. Notes	Ba3	3.875	04/15/18	1,000	997,500
Sr. Unsec’d. Notes(c)	Ba3	5.750	05/15/16	3,750	4,050,000
NYSE Euronext, Sr. Unsec’d. Notes	A3	2.000	10/05/17	19,880	20,324,596
SLM Corp., Sr. Notes, MTN	Ba1	6.250	01/25/16	3,490	3,812,748
Sr. Unsec’d. Notes, MTN	Ba1	3.875	09/10/15	6,950	7,236,952
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	3,162,915
Sr. Unsec’d. Notes, MTN(c)	Ba1	6.000	01/25/17	9,565	10,401,938
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	4,150	4,222,625
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	04/15/15	12,310	12,987,050

					351,271,136

Packaging
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa2	5.650	08/01/14	3,775	4,005,588

Paper — 0.7%
Domtar Corp., Gtd. Notes, Ser. GLOB	Baa3	7.125	08/15/15	8,085	8,983,001
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(d)(g)	Baa2	7.700	06/15/15	3,000	3,418,806
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,986,180
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,219,513
Sr. Unsec’d. Notes	Baa3	7.950	06/15/18	28,551	36,744,909
Rock-Tenn Co., Gtd. Notes	Ba1	4.450	03/01/19	5,325	5,780,836

					63,133,245

Pipelines & Other — 1.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	1,008,666
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	2,766,490
DCP Midstream Operating LP, Gtd. Notes	Baa3	2.500	12/01/17	8,990	9,126,702
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,005	2,158,190
Enterprise Products Operating LLC, Gtd. Notes(c)	Baa1	1.250	08/13/15	5,575	5,615,770
Gtd. Notes	Baa1	3.200	02/01/16	2,190	2,323,732
Gtd. Notes	Baa1	3.700	06/01/15	2,400	2,540,506
Gtd. Notes	Baa1	6.650	04/15/18	3,400	4,198,388
Gtd. Notes, Ser. M	Baa1	5.650	04/01/13	5,000	5,000,592
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	10,061	10,746,667
Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,910,892
Sr. Unsec’d. Notes	Baa2	6.000	02/01/17	4,900	5,696,294
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	5.650	10/15/16	3,990	4,502,743
Sr. Unsec’d. Notes	Baa2	6.450	06/01/14	5,000	5,298,915
ONEOK Partners LP, Gtd. Notes	Baa2	2.000	10/01/17	13,030	13,167,375
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,814,520
Sr. Unsec’d. Notes(c)	Baa1	2.300	04/01/17	12,390	12,878,129
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	3.800	02/15/15	8,300	8,740,373
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Baa2	7.250	02/01/17	1,000	1,202,945

					109,697,889

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,360,370
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,291,122
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,261,800
CSX Corp., Sr. Unsec’d. Notes	Baa2	5.300	02/15/14	4,000	4,158,812
Sr. Unsec’d. Notes(c)	Baa2	6.250	04/01/15	2,000	2,214,566
Sr. Unsec’d. Notes	Baa2	6.250	03/15/18	11,608	14,114,376

Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,197,805
Sr. Unsec’d. Notes	Baa1	7.700	05/15/17	6,810	8,537,370
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	5.125	02/15/14	3,000	3,113,970

					48,250,191

Real Estate Investment Trusts — 1.5%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,018,506
Sr. Unsec’d. Notes	Baa2	7.375	02/15/15	4,535	5,023,868

HCP, Inc., Sr. Unsec’d. Notes(c)	Baa1	2.700	02/01/14	3,565	3,620,871
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,483,460
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,905,933
Liberty Property LP, Sr. Unsec’d. Notes	Baa1	5.650	08/15/14	7,955	8,428,147
Mack-Cali Realty LP, Sr. Unsec’d. Notes(c)	Baa2	2.500	12/15/17	4,270	4,324,938
Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	8,495	8,557,608
Realty Income Corp., Sr. Unsec’d. Notes(c)	Baa1	2.000	01/31/18	7,800	7,850,794
Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	6,500	7,200,707
Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,950,073
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	A3	1.500	02/01/18	11,910	11,868,446
Sr. Unsec’d. Notes	A3	2.800	01/30/17	1,685	1,775,736
Sr. Unsec’d. Notes	A3	4.200	02/01/15	2,280	2,405,147
Sr. Unsec’d. Notes	A3	5.100	06/15/15	6,395	6,994,000
Sr. Unsec’d. Notes	A3	5.250	12/01/16	5,800	6,599,304
Sr. Unsec’d. Notes	A3	5.750	12/01/15	12,088	13,498,404
Sr. Unsec’d. Notes	A3	5.875	03/01/17	8,025	9,325,772
Sr. Unsec’d. Notes(c)	A3	6.100	05/01/16	9,640	11,015,050
Sr. Unsec’d. Notes(c)	A3	6.125	05/30/18	2,774	3,389,198
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,233,028
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	2.000	02/15/18	8,035	8,080,534
WEA Finance LLC/WT Finance AUST Pty Ltd., Gtd. Notes, 144A	A2	7.500	06/02/14	5,043	5,418,436

					141,967,960

Retailers — 1.3%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.500	11/15/15	7,400	8,258,659
Sr. Unsec’d. Notes	Baa2	5.750	01/15/15	13,024	14,137,331
Costco Wholesale Corp., Sr. Unsec’d. Notes	A1	1.125	12/15/17	10,455	10,488,425
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250	05/18/15	17,500	18,425,837
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,125,472
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	5.400	03/01/16	8,256	9,348,112
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(c)	A3	1.625	04/15/17	10,535	10,758,510
Macy’s Retail Holdings, Inc., Gtd. Notes(c)	Baa3	5.750	07/15/14	8,471	8,985,359
Gtd. Notes	Baa3	5.900	12/01/16	8,844	10,275,145
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	14,373,283
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500	05/15/16	2,725	2,861,250
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200	08/15/15	7,140	7,734,990
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800	09/15/17	8,760	8,867,021

					126,639,394

Technology — 2.9%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,760,799

Anixter, Inc., Gtd. Notes	Ba3	10.000	03/15/14	9,425	10,108,313
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.000	03/01/18	5,425	5,473,082
Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,687,252
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,577,773
Dell, Inc., Sr. Unsec’d. Notes	Baa1	2.100	04/01/14	365	367,529
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	Baa1	6.000	08/01/13	4,000	4,068,752

Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	14,625	15,397,756
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,752,730
Gtd. Notes	Baa2	3.125	06/15/16	22,060	23,243,651
Hewlett-Packard Co., Sr. Unsec’d. Notes(c)	Baa1	2.350	03/15/15	15,000	15,303,405
Sr. Unsec’d. Notes(c)	Baa1	2.600	09/15/17	14,150	14,259,719
Sr. Unsec’d. Notes(c)	Baa1	3.300	12/09/16	8,126	8,462,685
Sr. Unsec’d. Notes	Baa1	4.750	06/02/14	10,000	10,445,120
Sr. Unsec’d. Notes	Baa1	6.125	03/01/14	2,800	2,930,690
Intel Corp., Sr. Unsec’d. Notes	A1	1.350	12/15/17	35,325	35,445,282
International Business Machines Corp., Sr. Unsec’d. Notes(c)	Aa3	1.250	02/06/17	15,300	15,452,434
Sr. Unsec’d. Notes	Aa3	1.950	07/22/16	29,165	30,252,067
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B1	9.750	08/01/18	1,795	2,046,300
Oracle Corp., Sr. Unsec’d. Notes(c)	A1	1.200	10/15/17	21,770	21,793,947
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	5,509	5,825,767
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	2,425	2,555,344
Tyco Electronics Group SA (Luxembourg), Gtd. Notes(c)	Baa2	1.600	02/03/15	4,710	4,765,837
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.110	05/16/14	6,460	6,449,024
Sr. Unsec’d. Notes	Baa2	2.950	03/15/17	2,010	2,070,183
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	16,135	16,995,673
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,013,556

					278,504,670

Telecommunications — 6.0%
ALLTEL Corp., Sr. Unsec’d. Notes	A-(b)	6.500	11/01/13	4,000	4,138,416
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375	09/08/16	24,770	25,480,205
Gtd. Notes(c)	A2	3.625	03/30/15	7,200	7,547,839
Gtd. Notes(c)	A2	5.500	03/01/14	6,350	6,604,000
Gtd. Notes	A2	5.750	01/15/15	2,600	2,810,657
AT&T, Inc., Sr. Unsec’d. Notes	A3	1.400	12/01/17	9,590	9,523,369
Sr. Unsec’d. Notes(c)	A3	1.600	02/15/17	27,100	27,431,135
Sr. Unsec’d. Notes(c)	A3	2.400	08/15/16	16,925	17,647,850
Sr. Unsec’d. Notes	A3	2.500	08/15/15	29,840	30,993,883
Sr. Unsec’d. Notes	A3	2.950	05/15/16	15,420	16,313,975
Sr. Unsec’d. Notes	A3	5.100	09/15/14	2,750	2,924,413
Sr. Unsec’d. Notes	A3	5.625	06/15/16	8,000	9,133,952
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	2.000	06/22/15	18,705	19,136,880
Sr. Unsec’d. Notes	Baa2	5.950	01/15/18	33,835	40,334,703
CC Holdings GS V LLC, Sr. Sec’d. Notes, 144A(c)	Baa3	2.381	12/15/17	7,475	7,523,333
Cellco Partnership/Verizon Wireless Capital LLC Sr. Unsec’d. Notes	A2	5.550	02/01/14	18,100	18,812,307
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	9,732,097
CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. M(c)	Ba2	5.000	02/15/15	9,190	9,695,799
Sr. Unsec’d. Notes, Ser. R(c)	Ba2	5.150	06/15/17	10,450	10,998,625
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A	Baa1	2.250	03/06/17	20,425	20,924,085
Gtd. Notes, 144A(c)	Baa1	3.125	04/11/16	8,800	9,286,781
Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,069,850
Gtd. Notes(c)	Baa1	5.875	08/20/13	10,001	10,200,790
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(d)(g)	Baa3	7.082	06/01/16	8,480	9,708,090

France Telecom SA (France), Sr. Unsec’d. Notes	A3	2.125	09/16/15	4,360	4,473,617
Sr. Unsec’d. Notes(c)	A3	2.750	09/14/16	10,225	10,686,516
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	5,969,466
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	05/01/14	66	70,620
Nippon Telegraph & Telephone Corp. (Japan), Genl. Ref. Mtge.	Aa2	1.400	07/18/17	8,720	8,769,442
Qwest Corp., Sr. Unsec’d. Notes(a)(c)	Baa3	3.530	06/15/13	8,000	8,027,968
Sr. Unsec’d. Notes	Baa3	8.375	05/01/16	8,679	10,249,821
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	6.250	06/15/13	5,535	5,596,439
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	4.950	09/30/14	9,192	9,520,265
Gtd. Notes(c)	Baa3	5.250	11/15/13	13,735	14,021,279
Gtd. Notes	Baa3	6.175	06/18/14	5,625	5,884,706
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	2.582	04/26/13	10,700	10,710,307
Gtd. Notes	Baa2	4.949	01/15/15	4,740	4,976,208
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	1.100	11/01/17	13,100	12,894,736
Sr. Unsec’d. Notes	A3	2.000	11/01/16	29,575	30,523,056
Sr. Unsec’d. Notes	A3	3.000	04/01/16	19,250	20,380,630
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(c)	A3	1.250	09/26/17	24,270	24,075,816
Sr. Unsec’d. Notes	A3	1.625	03/20/17	24,750	24,997,426
Sr. Unsec’d. Notes	A3	4.150	06/10/14	10,976	11,425,621
Sr. Unsec’d. Notes(c)	A3	5.000	09/15/15	5,175	5,688,505
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	7,000	7,140,000

					568,055,478

Tobacco — 1.8%
Altria Group, Inc., Gtd. Notes	Baa1	4.125	09/11/15	5,430	5,858,872
Gtd. Notes	Baa1	7.750	02/06/14	15,150	16,045,077
Gtd. Notes(c)	Baa1	8.500	11/10/13	15,800	16,553,818
Gtd. Notes	Baa1	9.700	11/10/18	7,500	10,437,518
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050	02/11/18	26,140	26,304,159
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300	08/21/17	11,600	11,694,122
Gtd. Notes	Baa2	3.500	08/04/16	16,264	17,207,133
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	1.125	08/21/17	23,615	23,534,497
Sr. Unsec’d. Notes	A2	2.500	05/16/16	13,250	13,945,055
Reynolds American, Inc., Gtd. Notes(c)	Baa2	1.050	10/30/15	6,800	6,802,401
Gtd. Notes	Baa2	6.750	06/15/17	10,400	12,517,554
Gtd. Notes	Baa2	7.300	07/15/15	2,450	2,788,781
Gtd. Notes	Baa2	7.625	06/01/16	3,000	3,572,943

					167,261,930

TOTAL CORPORATE BONDS (cost $8,373,715,179)					8,618,101,705

FOREIGN AGENCIES — 0.9%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	6,984,645

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.125	09/09/15	11,000	11,775,841
Sr. Unsec’d. Notes	Aa3	5.875	01/14/15	5,000	5,413,610
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,546,500
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875	05/04/17	9,500	10,286,762
Sr. Unsec’d. Notes	Aa3	4.375	08/10/15	5,800	6,219,421
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,120,830
Korea National bOil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,277,180

Petrobras International Finance Co. - PiFCo. (Cayman Islands), Gtd. Notes	A3	3.500	02/06/17	11,405	11,775,583
Gtd. Notes(c)	A3	3.875	01/27/16	4,100	4,290,593
Statoil ASA (Norway), Gtd. Notes(c)	Aa2	1.200	01/17/18	14,850	14,901,633
Sr. Unsec’d. Notes	Aa2	2.900	10/15/14	2,325	2,412,450

TOTAL FOREIGN AGENCIES (cost $82,187,414)					86,005,048

MUNICIPAL BONDS — 0.5%
Catholic Health Initiatives, Sec’d. Notes	Aa3	1.600	11/01/17	2,100	2,124,761
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,069,212
State of California, GO Var. Purp.	A1	4.850	10/01/14	3,200	3,407,392
State of California, GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,110,917
State of Illinois, GO	A2	4.421	01/01/15	32,070	33,752,072

TOTAL MUNICIPAL BONDS (cost $48,278,370)					49,464,354

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes		0.375	03/15/16	26,000	26,016,250
U.S. Treasury Notes		0.750	03/31/18	4,715	4,709,106
U.S. Treasury Notes(c)		0.750	02/28/18	6,140	6,138,563

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,855,394)					36,863,919

	Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)	132,000	3,773,880

TOTAL LONG-TERM INVESTMENTS (cost $9,042,072,346)		9,290,595,559

SHORT-TERM INVESTMENT — 9.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $914,084,234; includes $808,562,357 of cash collateral received for securities on loan)(i)(j)	914,084,234	914,084,234

TOTAL INVESTMENTS — 107.8% (cost $9,956,156,580)(k)		10,204,679,793
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (7.8)%		(739,161,874)

NET ASSETS — 100.0%		$ 9,465,517,919

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GO	General Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $789,080,123; cash collateral of $808,562,357 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.

(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Security is post-maturity.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $83,158,211. The aggregate value of $84,394,562 is approximately 0.9% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$10,063,158,330	$197,610,426	$(56,088,963)	$141,521,463

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent fiscal year end.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Long Position:
10,724	2 Year U.S. Treasury Notes	Jun. 2013	$2,363,433,156	$2,364,139,313	$706,157
	Short Position:
6,988	5 Year U.S. Treasury Notes	Jun. 2013	863,711,214	866,894,156	(3,182,942)

					$(2,476,785)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	$3,120	$(32,087)	$18,141	$(50,228)	Morgan Stanley Capital Services
CMS Energy Corp.	09/20/15	1.000	14,500	(221,360)	368,486	(589,846)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	1,000	(6,807)	—	(6,807)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000	5,000	9,645	14,521	(4,876)	Goldman Sachs International
SLM Corp.	06/20/14	5.000	3,000	(171,772)	143,499	(315,271)	JPMorgan Chase Bank

				$(422,381)	$544,647	$(967,028)

Reference Entity/Obligation	Termination Date	Fixed Rate	Amount (000)#(4)	Credit Spread at March 31, 2013(3)	Fair Value	Premiums Paid/ (Received)	Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	$2,000	0.135%	$29,984	$—	$29,984	Morgan Stanley Capital Services
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.338	134,886	(188,736)	323,622	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.338	134,886	(177,792)	312,678	Goldman Sachs International
Berkshire Hathaway, Inc.	03/20/17	1.000	15,000	0.608	236,022	(359,547)	595,569	Credit Suisse International
Wal-Mart Stores, Inc.	12/20/14	1.000	10,000	0.130	155,069	270,152	(115,083)	JPMorgan Chase Bank

					$690,847	$(455,923)	$1,146,770

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$11,206,185	$—
Commercial Mortgage-Backed Securities	—	485,180,468	—
Corporate Bonds	—	8,584,146,196	33,955,509
Foreign Agencies	—	86,005,048	—
Municipal Bonds	—	49,464,354	—
U.S. Treasury Obligations	—	36,863,919	—
Preferred Stock	3,773,880	—	—
Affiliated Money Market Mutual Fund	914,084,234	—	—
Other Financial Instruments*			—
Futures	(2,476,785)	—	—
Credit Default Swaps	—	186,549	(6,807)

Total	$915,381,329	$9,253,052,719	$33,948,702

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 22, 2013

*	Print the name and title of each signing officer under his or her signature.